Intangible Assets	3 Months Ended	12 Months Ended
	Aug. 31, 2020	May 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

NOTE 4 — INTANGIBLE ASSETS

The following table sets forth the intangible assets, including accumulated amortization as of August 31, 2020:

	August 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4 years	$1,023,118	$341,039	$682,079
Trademarks	Indefinite	866,000	-	866,000
Customer database	2 years	35,000	2,917	32,083
Restrictive covenant	2 years	115,000	9,583	105,417
Customer contracts	10 years	546,000	8,152	537,848
Internet domain	2 years	3,000	1,667	1,333
		$2,588,118	$363,358	$2,224,760

The following tables set forth the intangible assets, including accumulated amortization as of May 31, 2020:

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets as of August 31, 2020 for the fiscal years ending May 31:

	2021	2022	2023	2024	2025	Thereafter	Total
Non-Competes	$153,468	$204,624	$204,624	$119,363	$-	$-	$682,079
Customer contracts	53,785	53,785	53,785	53,785	53,785	268,923	537,848
Restrictive covenant	43,125	57,500	4,792	-	-	-	105,417
Customer database	13,125	17,500	1,458	-	-	-	32,083
Internet domain	750	583	-	-	-	-	1,333
Total	$264,253	$333,992	$264,659	$173,148	$53,785	$268,923	$1,358,760

Amortization expense for the three months ended August 31, 2020 and 2019 was $66,614 and $51,406, respectively.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC, PLAYlive Nation Inc. and Simplicity El Paso, LLC. The composition of the goodwill balance, is as follows:

	August 31, 2020	May 31, 2020

Simplicity Esports, LLC	$4,456,250	$4,456,250
Simplicity El Paso, LLC	25,000	-
PLAYlive Nation Inc.	698,891	698,891
Total Goodwill	$5,180,141	$5,155,141

NOTE 5 - INTANGIBLE ASSETS

The following tables set forth the intangible assets, including accumulated amortization at May 31, 2020:

	May 31, 2020
	Remaining		Accumulated	Net Carrying
	Useful Life	Cost	Amortization	Value
Non-Competes	4.50 years	$1,023,118	$289,884	$733,234
Trademarks	Indefinite	866,000	-	866,000
Customer Contracts	10 years	546,000	5,443	540,557
Internet domain	2.50 years	3,000	1,417	1,583
		$2,438,118	$296,744	$2,141,374

The following table sets forth the future amortization of the Company’s intangible assets at May 31, 2020:

	2021	2022	2023	2024	2025	Thereafter	Total
Non-Competes	$204,624	$204,624	$204,624	$119,362	$-	$-	$733,234
Customer contracts	54,600	54,600	54,600	54,600	54,600	267,557	540,557
Internet domain	1,000	583	-	-	-	-	1,583
Total	$260,224	$259,807	$259,224	$173,962	$54,600	$267,557	$1,275,374

Amortization expense for the years ended May 31, 2020, and 2019 was $211,067 and $85,677, respectively.

Goodwill

The Company’s goodwill carrying amounts relate to the acquisitions of Simplicity Esports LLC and PLAYlive Nation Inc. The composition of the goodwill balance, is as follows:

	Fiscal Year Ended May 31, 2020	Fiscal Year Ended May 31, 2019

Simplicity Esports LLC	$4,456,250	$4,456,250
PLAYlive Nation Inc.	698,891	-
Total Goodwill	$5,155,141	$4,456,250